Prepaids Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Prepaids Expenses And Other Current Assets
Advance non-income taxes	[1]	$ 3,680	$ 4,179
Prepaid expenses		1,196	878
Advance to vendors		838	728
Security deposits		114	424
Other		1,753	786
Prepaid Expense and Other Assets, Current		$ 7,581	$ 6,995

[1]	Advance non-income taxes consist of tax credits owed to the Company that were levied from taxing authorities.